Derivative warrant liabilities	12 Months Ended
Aug. 31, 2021
Derivative Warrant Liabilities
Derivative warrant liabilities

26. Derivative warrant liabilities

Private Placement Warrants:

During the year ended August 31, 2021, the Company issued warrants for the Company’s common shares pursuant to a financing in December 2020 and February 2021 (Note 7).

No warrants were exercised during the period.

The balance of the derivative warrant liabilities (level 3) is as follows:

August 31, 2021
Balance at August 31, 2020	$551
Warrants issued February 11, 2021 (Note 7)	7,830
Fair value adjustment	(6,232)
Balance at August 31, 2021	$2,149

Derivative warrant liabilities of $2.1 million will only be settled by issuing equity of the Company.

Significant assumptions used in determining the fair value of the derivative warrant liabilities are as follows:

	August 31, 2021			August 31, 2020
Share price		$0.41		$0.84
Risk-free interest rate	0.19%	-	0.67%	0.15%
Dividend yield		0%		0%
Expected volatility	60%	-	70%	51%
Remaining term (in years)	1.9	–	4.4	2.90

The fair value is classified as level 3 as expected volatility is determined using historical volatility and is therefore not an observable input.